Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
Note 7. Inventories
We state all inventories at the lower of cost or net realizable value. We use the last-in, first-out (LIFO) method for a portion of our inventories located in the continental U.S. Other inventories are valued by the first-in, first-out (FIFO) method. FIFO cost approximates current replacement cost.
Inventories consisted of the following:

	March 31, 2019	December 31, 2018
Finished products	$415.5	$400.7
Work in process	580.5	570.4
Raw materials and supplies	83.7	80.4
Total (approximates replacement cost)	1,079.7	1,051.5
Decrease to LIFO cost	(44.2)	(47.4)
Inventories	$1,035.5	$1,004.1

Inventories
We state all inventories at the lower of cost or market. We use the last-in, first-out (LIFO) method for a portion of our inventories located in the continental U.S. Other inventories are valued by the first-in, first-out (FIFO) method. FIFO cost approximates current replacement cost.
Inventories at December 31 consisted of the following:

	2018	2017
Finished products	$400.7	$452.0
Work in process	570.4	580.0
Raw materials and supplies	80.4	70.4
Total (approximates replacement cost)	1,051.5	1,102.4
Decrease to LIFO cost	(47.4)	(40.1)
Inventories	$1,004.1	$1,062.3

Inventories valued under the LIFO method comprised $194.8 million and $231.4 million of total inventories at December 31, 2018 and 2017, respectively.
During the year ended December 31, 2018, we recognized $38.6 million of inventory write-offs in cost of sales primarily related to the suspension of commercial activities for Imrestor.